DISPOSAL GROUP HELD FOR SALE (Details)	1 Months Ended		12 Months Ended		1 Months Ended
	Oct. 31, 2014 EUR (€) item	Oct. 31, 2014 RUB	Dec. 31, 2014 RUB	Feb. 15, 2015 Rent-Nedvizhimost Subsequent Event	Feb. 28, 2015 Rent-Nedvizhimost Subsequent Event	Apr. 30, 2014 Business-Nedvizhimost	Dec. 31, 2013 Business-Nedvizhimost RUB	Feb. 28, 2015 Business-Nedvizhimost Subsequent Event RUB	Dec. 31, 2013 Business-Nedvizhimost
Schedule of Deconsolidation Wholly Owned Subsidiary Parent Ownership Interest Effects of Changes Net [Line Items]
Ownership interest sold (as a percent)					51.00%	49.00%	51.00%	51.00%
Proceeds from sales stake							3,200,000,000	4,300,000,000
Proceeds from sales stake in the form of debt								3,800,000,000
Stated interest rate (as percent)								12.00%
Ownership interest after sale of ownership				49.00%					49.00%
Current assets			238,000,000
Non-current assets			1,766,000,000
Assets related to disposal group held for sale			2,004,000,000
Current liabilities			187,000,000
Non-current liabilities			40,000,000
Liabilities related to disposal group held for sale			227,000,000
Disposal of network equipment
Number of private investors tendered for disposal of network equipment	2	2
Proceeds from disposal of network equipment	17,700,000	922,000,000
Gain on sale of network equipment			317,000,000